Property and Equipment, Net (Details Narrative) (Superior Living SDN. BHD) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Superior Living SDN. BHD. [Member]
Depreciation expense	$ 19,820	$ 21,257	$ 74,702	$ 28,715